Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Tax [Abstract]
Income tax expense	$ 12,975	$ 42,390
Profit before income tax	$ 14,780	$ 35,944